Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Provision For Income Taxes/(Benefit)

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current taxes:
Federal	$7,927	$43,962	$100,262
State	5,818	9,672	21,835
Foreign	1,255	1,329	(1,831)
	15,000	54,963	120,266
Deferred taxes:
Federal	39,127	(9,396)	(275)
State	6,261	3,056	(8,064)
Foreign	674	608	(263)
	46,062	(5,732)	(8,602)
Provision for income taxes	$61,062	$49,231	$111,664

Reconciliation Of The Statutory Federal Income Tax With The Company's Effective Tax Rate

Reconciliation of the statutory federal income tax rate with our company’s effective income tax rate is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Statutory rate	$49,904	$49,548	$101,778
State income taxes, net of federal income tax	7,688	7,908	14,860
Change in valuation allowance	(229)	535	(2,433)
Provision to return	(204)	904	(2,956)
Investment in subsidiary	—	(4,800)	—
Change in uncertain tax position	41	(3,903)	276
Non-deductible litigation expense	7,700	—	—
Foreign tax rate difference	(1,810)	(106)	90
Other, net	(2,028)	(855)	49
	$61,062	$49,231	$111,664

Deferred Tax Assets And Liabilities

Tax effect of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Deferred compensation	$181,575	$173,759
Net operating loss carryforwards	40,266	48,831
Accrued expenses	35,443	65,451
Unrealized loss on investments	—	27,769
Depreciation	12,550	10,055
Receivable reserves	22,870	16,343
Total deferred tax assets	292,704	342,208
Valuation allowance	(8,768)	(12,738)
	283,936	329,470
Deferred tax liabilities:
Goodwill and other intangibles	(49,481)	(33,437)
Change in accounting method	—	(625)
Prepaid expenses	(4,557)	(4,211)
Unrealized gain on investments	(1,459)	—
Other	(2,986)	(6,070)
	(58,483)	(44,343)
Net deferred tax asset	$225,453	$285,127

Unrecognized Tax Benefits

The following table summarizes the activity related to our company’s unrecognized tax benefits from January 1, 2014 to December 31, 2016 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Beginning balance	$2,717	$5,510	$5,158
Increase related to prior year tax positions	5	1,206	627
Decrease related to prior year tax positions	(31)	(33)	(443)
Increase related to current year tax positions	—	—	294
Decrease related to settlements with taxing authorities	(42)	(4,815)	(126)
Decrease related to lapsing of statute of limitations	—	—	—
Increase/(decrease) related to business acquisitions	(849)	849	—
Ending balance	$1,800	$2,717	$5,510